Shareholders and Members Equity - Narrative (Detail)			9 Months Ended	12 Months Ended
	May 08, 2015 $ / shares shares	Apr. 05, 2013 Vote $ / shares shares	Sep. 30, 2019 Vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2014 shares
Performance-Based Restricted Stock Units
Class of Stock [Line Items]
Shares granted during period (in shares)			753,546
Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)			21,997,198
Number of votes per share (vote) | Vote			1
Class B Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)			28,777,802
Number of votes per share (vote) | Vote			1
Series A Units
Class of Stock [Line Items]
Units subscriptions to purchase		64,840,000
Units authorized for issuance, price per unit | $ / shares		$ 10
Units subscriptions, purchase period		5 years
Number of votes per unit | Vote		1
Units subscribed, liquidation preference cumulative return in addition to total invested capital		7.00%
Series AZ Common Units
Class of Stock [Line Items]
Units subscriptions to purchase	41,176,471
Units authorized for issuance, price per unit | $ / shares	$ 8.50
Number of votes per unit	1
Units subscribed, liquidation preference cumulative return in addition to total invested capital	7.00%
Units issued				5,411,764	4,352,941
Proceed from issuance of units | $				$ 45,999,995	$ 37,000,002
Series M1 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				7,726	7,520
Units threshold value | $				$ 0.00
Series M2 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				7,726	7,520
Units threshold value | $				$ 2.25
Series M3 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				7,726	7,520
Units threshold value | $				$ 6.50
Series M4 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				7,726	7,520
Units threshold value | $				$ 14.00
Series M Restricted Units [Member]
Class of Stock [Line Items]
Units vested				30,904	30,080
Series Z1 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				3,808	2,596
Units threshold value | $				$ 0.00
Series Z2 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				3,808	2,596
Units threshold value | $				$ 1.91
Series Z3 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				3,808	2,596
Units threshold value | $				$ 5.53
Series Z4 Restricted Units
Class of Stock [Line Items]
Units authorized for issuance			10,000
Units vested				3,808	2,596
Units threshold value | $				$ 11.90
Series Z Restricted Units
Class of Stock [Line Items]
Units vested				15,232	10,386
Series A-M Units
Class of Stock [Line Items]
Units authorized for issuance, price per unit | $ / shares		$ 10
Units subscribed, liquidation preference cumulative return in addition to total invested capital					7.00%
Units authorized for issuance		460,000
Units issued		160,000				300,000
Units available for issuance		300,000
Units, vested percentage					100.00%
Restricted Equity Units
Class of Stock [Line Items]
Units authorized for issuance			120,000
Units, vested percentage			20.00%
Units, vesting percentage on each of four anniversary			20.00%